As filed with the Securities and Exchange Commission on August 20, 2019
Securities Act File No. 333-227320
______________________________________________________________________________________
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________
Form N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1
North Square Investments Trust
(Exact Name of Registrant as Specified in Charter)
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603
(Address of Principal Executive Offices) (Zip Code)

(312) 857-2160
(Registrant’s Area Code and Telephone Number)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603
(Name and Address of Agent for Service)
With copies to:
Robert M. Kurucza, Esq.
Andrew L. Zutz, Esq.
Goodwin Procter LLP
901 New York Avenue, NW
Washington DC, 20001
_______________
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective immediately upon filing.
Title of Securities Being Registered:
Class A and Class I Shares of the North Square Oak Ridge Disciplined Growth Fund
Class A and Class I Shares of the North Square Oak Ridge Dividend Growth Fund
Class A and Class I Shares of the North Square Dynamic Small Cap Fund

Class A and Class I Shares of the North Square Global Resources & Infrastructure Fund
Class A and Class I Shares of the North Square International Small Cap Fund
Class A, Class C and Class I Shares of the North Square Multi Strategy Fund
Class A, Class C, Class I and Class K Shares of the North Square Oak Ridge Small Cap Growth Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PART C.
OTHER INFORMATION

Item 15. Indemnification
Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), and Paragraph 7 of the Distribution Agreement (filed herewith). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits

Exhibit No.	Exhibit
(1)
Declaration of Trust is herein incorporated by reference from the North Square Investments Trust (the “Trust”) Registration Statement on Form N‑1A (File No. 333-226989), filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

(2)	By-Laws are herein incorporated by reference from the Trust’s Registration Statement on Form N-1A ((File No. 333-226989), filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.
(3)	Not Applicable.
(4)
Agreement and Plan of Reorganization between North Square Investments Trust on behalf of its separate investment series listed on Schedule A, Investment Managers Series Trust on behalf of its separate investment series listed on Schedule A, North Square Investments, LLC and Oak Ridge Investments, LLC is incorporated by reference to Appendix A to the Combined Proxy Statement and Prospectus filed with Part A to the registration statement on Form N‑14.

(5)	Not Applicable.
(6)(a)
Form of Investment Advisory Agreement between the Trust and North Square Investments, LLC on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(6)(b)
Form of Investment Sub-Advisory Agreement between North Square Investments, LLC and Oak Ridge Investments, LLC on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(6)(c)
Investment Sub-Advisory Agreement between North Square Investments, LLC and Capital Innovations, LLC on behalf of the North Square Global Resources & Infrastructure Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(6)(d)
Investment Sub-Advisory Agreement between North Square Investments, LLC and Algert Global LLC on behalf of the North Square Dynamic Small Cap Fund and North Square International Small Cap Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(7)(a)
Distribution Agreement between the Trust, on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund and Compass Distributors, LLC is herein incorporated by reference from the Initial Registration Statement to the Trust on Form N‑14, filed with the SEC on September 13, 2018.

(8)	Not Applicable.
(9)(a)
Custodian Agreement between the Trust and U.S. Bank, National Association is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(10)(a)
Rule 12b-1 Plan adopted by the Trust on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

10(b)
Rule 18f-3 Plan adopted by the Trust on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

10(c)
Shareholder Service Plan adopted by the Trust on behalf of the North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Oak Ridge Dividend Growth Fund, North Square Oak Ridge Disciplined Growth Fund and North Square Global Resources & Infrastructure Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(11)
Opinion and Consent of Goodwin Procter LLP regarding the validity of shares to be issued is herein incorporated by reference from the Registration Statement to the Trust on Form N‑14, filed with the SEC on October 23, 2018.

(12)	Opinion and Consent of Goodwin Procter LLP regarding certain tax matters - filed herewith.
(13)(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

13(b)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(13)(c)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(13)(d)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Funds, and North Square Investments, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(14)(a)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP -not applicable.
(15)	Not Applicable.
(16)	Power of Attorney for the Trustees of the Registrant is herein incorporated by reference from the Amended Registration Statement to the Trust on Form N-1A, filed with the SEC on October 23, 2018.
(17)(a)
The Prospectuses for the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(17)(b)
The Statements of Additional Information for the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

17(c)	Proxy Cards is herein incorporated by reference from the Registration Statement to the Trust on Form N‑14, filed with the SEC on October 23, 2018.

Item 17.    Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Proxy/Prospectus in a post-effective amendment to this registration statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Washington in the District of Columbia on the 20th day of August, 2019.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin, President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Mark D. Goodwin	President, Principal Executive	August 20, 2019
Mark D. Goodwin	Officer and Trustee

/s/David B. Boon*	Trustee	August 20, 2019
David B. Boon

/s/Donald J. Herrema*	Trustee	August 20, 2019
Donald J. Herrema

/s/Catherine A. Zaharis*	Trustee	August 20, 2019
Catherine A. Zaharis

/s/Alan E. Molotsky	Treasurer and Principal Financial	August 20, 2019
Alan E. Molotsky	and Accounting Officer

By: /s/Mark D. Goodwin
Mark D. Goodwin Attorney-in-Fact (Pursuant to Powers of Attorney filed October 23, 2018)

INDEX TO EXHIBITS

Exhibit Number	Description
11	Opinion and Consent of Goodwin Procter LLP regarding the validity of shares to be issued
12	Opinion and Consent of Goodwin Procter LLP regarding certain tax matters
14(a)	Consent of Independent Registered Public Accounting Firm
17(c)	Proxy Cards

North Square Investments Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, CA 91741

August 20, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, DC 20549

Re:    North Square Investments Trust (the “Trust”)
File Nos.: 333-227320
Exhibit Only Filing

Dear Sir or Madam:

This post-effective amendment to the registration statement is being filed under Rule 145 under the Securities Act of 1933 (the “1933 Act”) regarding the Trust’s Registration Statement filed on Form N‑14 on September 13, 2018 (the “Registration Statement”). The Registration Statement was filed pursuant to Rule 145 under the 1933 Act for the purpose of reorganizing the the Existing Funds listed below into a corresponding newly created series of North Square Investments Trust, a Delaware statutory trust (the “New Trust,” and each corresponding series, a “New Fund”), as set forth below:

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund

This Post-Effective Amendment No. 1 to the Registration Statement incorporates Part A and Part B from the Trust’s filing of the combined proxy statement/prospectus and statement of additional information filed on September 13, 2018. The Trust is filing this Post-Effective Amendment No. 1 on Form N‑14 under Rule 145 to file the final tax opinion as an exhibit to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott Resnick

Scott Resnick
For U.S. Bank Global Fund Services

Enclosures